UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.6%
	AUSTRALIA – 4.5%
1,398,325	CSL Ltd.	$125,391,253

	BERMUDA – 1.8%
1,400,314	Lazard Ltd. - Class A	50,047,222

	BRAZIL – 0.8%
3,745,093	Ambev S.A. - ADR	21,646,638

	CANADA – 6.4%
729,217	Canadian Pacific Railway Ltd.	109,222,122
162,875	Constellation Software, Inc.	66,301,364
		175,523,486
	CHINA – 6.8%
1,830,228	Ctrip.com International Ltd. - ADR*	79,926,057
4,468,710	Tencent Holdings Ltd.	107,420,913
		187,346,970
	DENMARK – 12.7%
1,097,647	Chr Hansen Holding A/S	69,056,606
1,088,490	Coloplast A/S - Class B	85,396,144
1,973,007	Novo Nordisk A/S - ADR	112,402,209
1,685,377	Novozymes A/S	82,703,437
		349,558,396
	FRANCE – 7.5%
589,651	Essilor International S.A.	75,510,925
146,157	Hermes International	62,874,470
403,441	LVMH Moet Hennessy Louis Vuitton S.E.	69,187,087
		207,572,482
	GERMANY – 2.1%
357,688	adidas A.G.	58,681,626

	INDIA – 3.1%
1,222,459	HDFC Bank Ltd. - ADR	84,679,735

	IRELAND – 6.8%
444,333	Accenture PLC - Class A	50,125,206
4,151,897	Experian PLC	81,158,706
736,325	ICON PLC*	57,190,363
		188,474,275
	JAPAN – 5.7%
128,320	Keyence Corp.	91,704,752

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
933,050	Sysmex Corp.	$65,656,873
		157,361,625
	MEXICO – 1.5%
18,647,223	Wal-Mart de Mexico S.A.B. de C.V.	42,615,120

	NETHERLANDS – 3.1%
743,183	Core Laboratories N.V.	86,811,206

	RUSSIA – 2.2%
2,846,442	Yandex N.V. - Class A*	61,625,469

	SOUTH AFRICA – 2.2%
4,073,436	Shoprite Holdings Ltd.	59,657,924

	SPAIN – 1.5%
1,155,420	Industria de Diseno Textil S.A.	39,965,003

	SWITZERLAND – 11.3%
928,669	Chubb Ltd.	116,325,079
1,448,459	Nestle S.A.	116,121,816
35,726	SGS S.A.	79,067,551
		311,514,446
	TAIWAN – 4.9%
4,918,058	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	136,623,651

	UNITED KINGDOM – 7.7%
4,358,950	Compass Group PLC	82,840,818
1,347,537	Reckitt Benckiser Group PLC	130,580,544
		213,421,362
	TOTAL COMMON STOCKS (Cost $2,279,411,811)	2,558,517,889

	SHORT-TERM INVESTMENTS – 9.6%
265,737,171	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25%[1]	265,737,171

	TOTAL SHORT-TERM INVESTMENTS (Cost $265,737,171)	265,737,171

	TOTAL INVESTMENTS – 102.2% (Cost $2,545,148,982)	2,824,255,060
	Liabilities in Excess of Other Assets – (2.2)%	(60,106,351)

	TOTAL NET ASSETS – 100.0%	$2,764,148,709

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.4%
	ARGENTINA – 5.1%
5,902	MercadoLibre, Inc.	$903,478

	BRAZIL – 8.1%
132,871	Ambev S.A. - ADR	767,994
32,400	Raia Drogasil S.A.	662,310
		1,430,304
	CHINA – 14.0%
4,535	China Biologic Products, Inc.*	541,388
18,212	Ctrip.com International Ltd. - ADR*	795,318
252,920	Regina Miracle International Holdings Ltd.*1	277,748
34,990	Tencent Holdings Ltd.	841,106
		2,455,560
	INDIA – 11.6%
33,572	Asian Paints Ltd.	558,397
1,132	Eicher Motors Ltd.	379,573
8,745	Godrej Consumer Products Ltd.	207,682
10,315	HDFC Bank Ltd. - ADR	714,520
13,515	Hindustan Unilever Ltd.	186,135
		2,046,307
	INDONESIA – 6.6%
4,416,995	Kalbe Farma Tbk P.T.	564,833
1,246,130	Surya Citra Media Tbk P.T.	300,628
666,130	Tower Bersama Infrastructure Tbk P.T.	289,876
		1,155,337
	LUXEMBOURG – 1.1%
4,479	Globant S.A.*	188,969

	MALAYSIA – 1.8%
192,400	IHH Healthcare Bhd	309,126

	MEXICO – 10.4%
95,090	Banregio Grupo Financiero S.A.B. de C.V.	544,777
18,169	Grupo Televisa SAB - ADR	482,750
153,790	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	347,852
200,420	Wal-Mart de Mexico S.A.B. de C.V.	458,027
		1,833,406
	PHILIPPINES – 3.3%
137,595	Universal Robina Corp.	585,312

	POLAND – 3.5%
46,267	Eurocash S.A.	620,946

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	RUSSIA – 4.8%
38,693	Yandex N.V. - Class A*	$837,703

	SOUTH AFRICA – 5.4%
36,644	Mr Price Group Ltd.	604,252
24,214	Shoprite Holdings Ltd.	354,629
		958,881
	SOUTH KOREA – 2.7%
1,380	Amorepacific Corp.	478,007

	SWITZERLAND – 1.4%
4,074	Luxoft Holding, Inc.*	240,040

	TAIWAN – 7.5%
33,171	Eclat Textile Co., Ltd.	371,476
33,910	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	942,020
		1,313,496
	TURKEY – 2.3%
32,395	Coca-Cola Icecek A.S.	401,427

	UNITED STATES – 5.8%
6,100	Kansas City Southern	586,271
5,476	PriceSmart, Inc.	426,471
		1,012,742
	TOTAL COMMON STOCKS (Cost $15,562,582)	16,771,041

	SHORT-TERM INVESTMENTS – 4.7%
828,186	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25%[2]	828,186

	TOTAL SHORT-TERM INVESTMENTS (Cost $828,186)	828,186

	TOTAL INVESTMENTS – 100.1% (Cost $16,390,768)	17,599,227
	Liabilities in Excess of Other Assets – (0.1)%	(16,080)

	TOTAL NET ASSETS – 100.0%	$17,583,147

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $277,748.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.3%
	ARGENTINA – 3.1%
173	MercadoLibre, Inc.	$26,483

	CANADA – 2.9%
396	Canadian National Railway Co.	25,031

	CHINA – 8.7%
504	Ctrip.com International Ltd. - ADR*	22,010
6,500	Techtronic Industries Co., Ltd.	27,522
1,025	Tencent Holdings Ltd.	24,639
		74,171
	DENMARK – 6.0%
460	Novo Nordisk A/S - ADR	26,206
511	Novozymes A/S	25,076
		51,282
	INDIA – 3.0%
367	HDFC Bank Ltd. - ADR	25,422

	NETHERLANDS – 2.6%
190	Core Laboratories N.V.	22,194

	SWITZERLAND – 8.2%
189	Chubb Ltd.	23,674
300	Nestle S.A.	24,051
10	SGS S.A.	22,132
		69,857
	TAIWAN – 3.5%
1,075	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	29,863

	UNITED KINGDOM – 3.7%
331	Reckitt Benckiser Group PLC	32,075

	UNITED STATES – 49.6%
21	Alphabet, Inc. - Class A*	16,618
37	Amazon.com, Inc.*	28,076
400	Amphenol Corp. - Class A	23,808
257	Brown-Forman Corp. - Class B	25,235
279	Cerner Corp.*	17,407
153	Cooper Cos., Inc.	27,918
133	Costco Wholesale Corp.	22,240
269	Crown Castle International Corp. - REIT	26,101
146	Ecolab, Inc.	17,283
167	Facebook, Inc. - Class A*	20,698

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
195	NIKE, Inc. - Class B	$10,823
151	Praxair, Inc.	17,598
325	Quintiles Transnational Holdings, Inc.*	25,233
320	Schlumberger Ltd.	25,766
823	TD Ameritrade Holding Corp.	24,986
240	TripAdvisor, Inc.*	16,793
115	Tyler Technologies, Inc.*	18,747
292	Verisk Analytics, Inc.*	24,902
202	Visa, Inc. - Class A	15,766
224	Workday, Inc. - Class A*	18,668
		424,666
	TOTAL COMMON STOCKS (Cost $729,406)	781,044

	SHORT-TERM INVESTMENTS – 16.2%
138,466	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25%[1]	138,466

	TOTAL SHORT-TERM INVESTMENTS (Cost $138,466)	138,466

	TOTAL INVESTMENTS – 107.5% (Cost $867,872)	919,510
	Liabilities in Excess of Other Assets – (7.5)%	(64,165)

	TOTAL NET ASSETS – 100.0%	$855,345

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.1%
	ARGENTINA – 2.0%
168	MercadoLibre, Inc.	$25,718

	AUSTRALIA – 7.7%
2,515	Bellamy's Australia Ltd.	22,572
120	Blackmores Ltd.	14,330
335	Domino's Pizza Enterprises Ltd.	19,144
4,865	oOh!media Ltd.	20,445
395	REA Group Ltd.	19,592
		96,083
	BELGIUM – 1.5%
286	Melexis N.V.	18,778

	BRAZIL – 2.1%
1,300	Raia Drogasil S.A.	26,574

	CANADA – 1.9%
323	Dollarama, Inc.	23,882

	CHINA – 7.7%
210	China Biologic Products, Inc.*	25,070
13,000	Regina Miracle International Holdings Ltd.*1	14,276
3,000	Shenzhou International Group Holdings Ltd.	15,815
4,500	Techtronic Industries Co., Ltd.	19,053
12,000	Vitasoy International Holdings Ltd.	22,737
		96,951
	DENMARK – 1.6%
445	DSV A/S	19,810

	GERMANY – 7.0%
330	AURELIUS Equity Opportunities S.E. & Co. KGaA	20,102
335	Nemetschek S.E.	21,070
316	Sartorius A.G.	25,252
105	XING A.G.	20,959
		87,383
	IRELAND – 3.6%
4,470	Greencore Group PLC	19,381
330	ICON PLC*	25,631
		45,012
	ITALY – 1.8%
390	Brembo S.p.A.	22,781

	JAPAN – 15.8%
1,100	COOKPAD, Inc.	15,599

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
300	Hoshizaki Corp.	$27,491
2,200	Infomart Corp.	24,041
1,610	MISUMI Group, Inc.	30,011
1,100	Pigeon Corp.	27,814
100	Ryohin Keikaku Co., Ltd.	22,473
600	Start Today Co., Ltd.	28,814
1,200	Wellnet Corp.	21,063
		197,306
	MALAYSIA – 3.3%
32,600	Karex Bhd	19,141
44,100	My EG Services Bhd	21,668
		40,809
	MEXICO – 1.8%
4,000	Banregio Grupo Financiero S.A.B. de C.V.	22,916

	NETHERLANDS – 1.9%
1,920	Wessanen	23,418

	PHILIPPINES – 1.9%
5,200	Security Bank Corp.	24,173

	SOUTH KOREA – 4.6%
945	DuzonBizon Co., Ltd.	19,614
54	Hugel, Inc.*	16,878
54	Medy-Tox, Inc.	20,908
		57,400
	SWEDEN – 5.3%
505	BioGaia A.B. - B Shares	14,488
1,795	Hexpol A.B.	15,974
898	Indutrade A.B.	18,974
303	Vitrolife A.B.	17,280
		66,716
	SWITZERLAND – 5.2%
342	Luxoft Holding, Inc.*	20,150
395	Temenos Group A.G. *	24,433
80	U-Blox A.G. *	20,256
		64,839
	TAIWAN – 4.8%
1,513	Eclat Textile Co., Ltd.	16,944
2,350	PChome Online, Inc.	26,354

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
3,667	Sunny Friend Environmental Technology Co., Ltd.	$17,460
		60,758
	THAILAND – 1.6%
5,600	Krungthai Card PCL	19,696

	UNITED ARAB EMIRATES – 1.5%
1,283	NMC Health PLC	18,763

	UNITED KINGDOM – 9.8%
2,300	Abcam PLC	23,286
1,695	Essentra PLC	10,880
1,285	Halma PLC	17,840
3,040	Just Eat PLC*	21,605
340	Rightmove PLC	18,228
350	Spirax-Sarco Engineering PLC	18,449
405	Ted Baker PLC	12,607
		122,895
	VIETNAM – 1.7%
2,950	Vietnam Dairy Products JSC	20,902

	TOTAL COMMON STOCKS (Cost $1,122,838)	1,203,563

	EXCHANGE-TRADED FUNDS – 2.9%

	UNITED STATES – 2.9%
1,050	iShares MSCI India Small-Cap ETF	36,823

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,752)	36,823

	SHORT-TERM INVESTMENTS – 3.0%
37,093	Fidelity Institutional Money Market Funds - Government Portfolio, 0.25%[2]	37,093

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,093)	37,093

	TOTAL INVESTMENTS – 102.0% (Cost $1,191,683)	1,277,479
	Liabilities in Excess of Other Assets – (2.0)%	(25,044)

	TOTAL NET ASSETS – 100.0%	$1,252,435

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,276.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth Fund”) and WCM International Small Cap Growth Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$2,547,339,238	$16,500,443	$868,574	$1,191,683

Gross unrealized appreciation	$325,480,365	$2,351,808	$65,193	$129,324
Gross unrealized depreciation	(48,564,543)	(1,253,024)	(14,257)	(43,528)
Net unrealized appreciation (depreciation) on investments	$276,915,822	$1,098,784	$50,936	$85,796

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,558,517,889	$-	$-	$2,558,517,889
Short-Term Investments	265,737,171	-	-	265,737,171
Total Investments	$2,824,255,060	$-	$-	$2,824,255,060

Emerging Markets Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$16,771,041	$-	$-	$16,771,041
Short-Term Investments	828,186	-	-	828,186
Total Investments	$17,599,227	$-	$-	$17,599,227

Global Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$781,044	$-	$-	$781,044
Short-Term Investments	138,466	-	-	138,466
Total Investments	$919,510	$-	$-	$919,510

International Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,203,563	$-	$-	$1,203,563
Exchange-Traded Funds	36,823			36,823
Short-Term Investments	37,093	-	-	37,093
Total Investments	$1,277,479	$-	$-	$1,277,479

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of July 31, 2016 certain securities in the International Growth Fund, Global Growth Fund and Emerging Markets Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$1,424,294,822	$7,027,016	$155,495	$842,523
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$1,424,294,822	$7,027,016	$155,495	$842,523

Transfers into Level 2	$-	$-	$-	-
Transfers out of Level 2	(1,424,294,822)	(7,027,016)	(155,495)	(842,523)
Net transfers in (out) of Level 2	$(1,424,294,822)	$(7,027,016)	$(155,495)	$(842,523)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/16